Document and Entity Information	Apr. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 10, 2021
Entity Registrant Name	F-STAR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37718
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	Eddeva B920 Babraham Research Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB22 3AT
Country Region	44
City Area Code	1223
Local Phone Number	497400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	FSTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001566373